Note 19 - Leases - Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Minimum lease payments	$ 217	$ 342
Finance cost	(9)	(29)
Present value of lease liabilities	208	313	$ 465
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	175	152
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Minimum lease payments	42	150
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Minimum lease payments	$ 0	$ 40